Senior Secured Debentures (FY) (Details) - USD ($)		3 Months Ended				6 Months Ended		12 Months Ended
	Oct. 24, 2017	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2019	Jun. 30, 2018	Oct. 31, 2019
Debt instrument, face amount		$ 8,000,000				$ 8,000,000
Loan agreement, term						5 years		5 years
Number of warrants to purchase common stock	133,750							133,750	133,750
Class of warrant or right, exercise price of warrants or rights	$ 32.00	$ 32.00				$ 32.00		$ 32.00	$ 32.00
Purchase of warrants, shares									1,000,000
Interest Expense		$ 257,000	$ 344,000	$ 329,000	$ 324,000	$ 601,000	$ 653,000	$ 1,326,000	$ 869,000
Placement Agent Warrant [Member]
Purchase of warrants, shares										23,438
Fair value of warrants outstanding	$ 8,000,000
Debt issuance costs	100,000
Discount of debentures	$ 2,000,000
Interest Expense								$ 400,000	$ 300,000
T.R. Winston and Company, LLC [Member]
Number of warrants to purchase common stock	8,750
Net offering proceeds from the sale of the debentures and warrants	$ 7,400,000
Cash fee paid	$ 560,000
Percentage of face amount of debentures	7.00%
Percentage of shares to purchaser	7.00%
Purchase of warrants, shares	8,750
Fair value of warrants outstanding	$ 137,000
Debt issuance costs	1,000,000
Senior Secured Debentures [Member]
Debt instrument, face amount	$ 8,000,000
Loan agreement, term	5 years
Debt Instrument, interest rate, stated percentage	11.00%
Debt Instrument, interest rate, in the event of default	18.00%
Purchase of warrants, shares	125,000
Debt issuance costs	$ 125,000
Warrants value after valuation exercise, per share	$ 15.62
Warrants value after valuation exercise	$ 2,000,000
Discount of debentures	$ 2,000,000
Debt instrument, interest rate, effective percentage		18.00%				18.00%		18.00%